MML Income & Growth Fund
MML Income & Growth Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term total return and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MML Income & Growth Fund	Initial Class	Service Class
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.70%	0.95%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MML Income & Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	72	224	390	871
Service Class	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in equity securities of dividend paying companies that the Fund’s subadviser, BlackRock Investment Management, LLC (“BlackRock”), believes will both increase in value over the long term and provide current income. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund also may invest a portion of its assets in investment grade debt securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund will focus on issuers that have good prospects for capital appreciation. In selecting portfolio securities, the Fund will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or Fund management believes such securities have particularly good prospects for capital appreciation.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever BlackRock sees an appropriate opportunity. For example, BlackRock may sell shares of a company when the company’s prospects for capital appreciation deteriorate or when its dividend rates become unattractive or when BlackRock identifies another company with more attractive prospects.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, impositions of economic sanctions or restrictions on the exchange or export of foreign currency, volatility due to political, social or economic instability, and tax increases. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (Russell 1000® Value Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Performance for Service Class shares of the Fund for periods prior to its inception date (08/15/08) is based on the performance of Initial Class shares, adjusted to reflect Service Class expenses. Past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Performance Initial Class Shares

Highest Quarter:	2Q '09,	15.03%	Lowest Quarter:	4Q '08,	-19.90%

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns MML Income & Growth Fund	One Year	Five Years	Since Inception	Inception Date
Initial Class	24.62%	14.21%	4.53%	May 01, 2006
Service Class	24.22%	13.91%	4.08%	May 01, 2006
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	6.85%	May 01, 2006
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	32.53%	16.67%	5.73%	May 01, 2006